Other payables and Accrued Expenses	12 Months Ended
Dec. 31, 2021
Other Payables and Accrued Expenses [Abstract]
Other payables and Accrued Expenses
Note 9 - Other Payables and Accrued Expenses

	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Employees & related institutions	4,973	1,378
Vacation and convalescence	1,246	659
Accrued expenses and other	1,819	554
Government institutions	367	64

	8,405	2,655